Thrivent Money Market Fund Investment Objectives and Goals - Thrivent Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Money Market Fund Class S: AALXX | Class A: AMMXX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Money Market Fund (the "Fund") seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.